BASIS OF PRESENTATION, Classification of Financial Assets and Liabilities under IFRS 9 (Details)	12 Months Ended
Dec. 31, 2020
Impairment of financial assets at amortized cost [Abstract]
Period considered for measuring loss allowance of financial asset	12 months
Cash [Member]
Classification of financial assets and liabilities under IFRS 9 [Abstract]
IFRS 9 Classification	Amortized cost
Accounts Receivable [Member]
Classification of financial assets and liabilities under IFRS 9 [Abstract]
IFRS 9 Classification	Amortized cost
Accounts Payable and Accrued Liabilities [Member]
Classification of financial assets and liabilities under IFRS 9 [Abstract]
IFRS 9 Classification	Amortized Cost
Convertible Note [Member]
Classification of financial assets and liabilities under IFRS 9 [Abstract]
IFRS 9 Classification	Amortized Cost
Derivative Liability [Member]
Classification of financial assets and liabilities under IFRS 9 [Abstract]
IFRS 9 Classification	FVTPL
Short Term Loan [Member]
Classification of financial assets and liabilities under IFRS 9 [Abstract]
IFRS 9 Classification	Amortized Cost